Derivative Financial Instruments - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) - Jun. 30, 2020 € in Millions, $ in Millions	EUR (€)	USD ($)
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 16,037
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	5,213
Notional amount | Forward currency sales in USD | Bioverativ
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	3,615
Notional amount | Forward currency sales in USD | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	3,660
Notional amount | Forward currency sales in Japanese Yen | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	320
Notional amount | Forward currency sales in Australian dollar | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	225
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	10,824
Notional amount | Forward currency purchases in USD | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place | $		$ 4,000
Notional amount | Forward currency purchases in USD | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	7,056
Notional amount | Forward currency purchases in Singapore Dollar | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2,443
Notional amount | Forward currency purchases in Singapore Dollar | 2020 and 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place | $		$ 2,000
Notional amount | Forward Currency Purchased In Japanese yen | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	384
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	49
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	88
Fair value | Forward currency sales in USD
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Fair value of forward contracts	88
Fair value | Forward currency sales in USD | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	87
Fair value | Forward currency sales in Japanese Yen | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2
Fair value | Forward currency sales in Australian dollar | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(1)
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(39)
Fair value | Forward currency purchases in USD | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(19)
Fair value | Forward currency purchases in Singapore Dollar | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(11)
Fair value | Forward currency purchases in Singapore Dollar | 2020 and 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(2)
Fair value | Forward Currency Purchased In Japanese yen | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(4)
Of which recognized in equity | Forward currency sales in USD
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Fair value of forward contracts	88
Of which recognized in equity | Forward currency sales in USD | 2020
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	21
Of which recognized in equity | Forward currency purchases in Singapore Dollar | 2020 and 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 12